Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO(1)(2)	Average Summary Compensation Table Total for Non-CEO NEOs(3)	Average Compensation Actually Paid to Non-CEO NEOs(2)(3)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) (in millions)	Company Selected Measure - Free Cash Flow(6) (in millions)
					Total Shareholder Return(4)	Peer Group Total Shareholder Return(5)
2023	$7,678,320	$4,618,991	$2,969,135	$3,012,025	$18.66	$34.36	$(321.3)	$(37.1)
2022	$411,156	$(86,430,991)	$2,871,847	$(1,132,030)	$11.56	$23.05	$(601.5)	$(361.8)
2021	$89,915,376	$29,387,757	$2,442,874	$25,732	$45.11	$67.17	$(494.1)	$(78.7)

Named Executive Officers, Footnote	(1) Robert Reffkin is the CEO for purposes of calculating the amounts in each applicable year. (
Peer Group Issuers, Footnote
(5) The amounts disclosed represent the value of an investment of $100 in a peer group index at the end of each period presented assuming the investment was made on April 1, 2021, which was the date of the Company's IPO. The total shareholder return applied to each investment period is calculated using a peer group index that represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the same as the peer group used in our Annual Report and includes the following companies: Zillow Group, Inc. (ZG), Redfin Corp (RDFN), Opendoor Technologies Inc. (OPEN), EXP World Holdings, Inc. (EXPI), and Anywhere Real Estate Inc. (HOUS), formerly Realogy Holdings Corp. (RLGY). For the year ended December 31, 2021, the measurement period started on April 1, 2021, which is the date of the Company's IPO.

PEO Total Compensation Amount	$ 7,678,320	$ 411,156	$ 89,915,376
PEO Actually Paid Compensation Amount	$ 4,618,991	(86,430,991)	29,387,757
Adjustment To PEO Compensation, Footnote	2) None of our NEOs participate in a pension plan; therefore, we did not report a change in pension value for any of the years reflected in this table, and a deduction from the Summary Compensation Table total related to pension value is not needed. A reconciliation of Total Compensation from the Summary Compensation Table to compensation actually paid to our CEO and our other NEOs (as an average) is shown below:

	2023		2022		2021
Adjustments:	CEO	Average of Non-CEO NEOs	CEO	Average of Non-CEO NEOs	CEO	Average of Non-CEO NEOs
Total Compensation as reported in Summary Compensation Table (SCT)	$7,678,320	$2,969,135	$411,156	$2,871,847	$89,915,376	$2,442,874
Adjustments for stock and option awards (a):
(Subtraction): Stock and option awards amounts as reported in SCT	—	(2,220,641)	—	(1,840,102)	(89,151,583)	(1,139,476)
Addition: Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end	—	298,796	—	698,361	38,354,418	589,016
Addition (Subtraction): Change in fair value of awards from prior fiscal year and to the fiscal year end which were granted in any prior fiscal year that are outstanding and unvested at year end	—	601,264	(76,784,671)	(1,049,169)	(57,562,295)	(2,462,169)
Addition: Vesting date fair value of awards granted and vesting during such year	—	951,797	—	312,886	—	153,634
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year	1,711,614	683,500	(10,057,476)	(1,081,263)	47,831,841	441,853
(Subtraction): Fair value at end of prior year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during such year(b)	(4,770,943)	(271,826)	—	(1,044,590)	—	—
Addition: Dividends or other earnings paid on stock or option awards in the covered year prior to vesting if not otherwise included in the total compensation for the covered year	—	—	—	—	—	—
Compensation Actually Paid (as calculated)	$4,618,991	$3,012,025	$(86,430,991)	$(1,132,030)	$29,387,757	$25,732
(a) The fair values of the stock and option awards were calculated using valuation assumptions in accordance with ASC 718 including: (i) the fair value of RSU awards was calculated using the closing price of our common stock as of the last day of the applicable year or on the date of vesting, as applicable; (ii) the fair value of performance based vesting awards was estimated using a Monte Carlo Simulation method; and (iii) the fair value of options was estimated using the Black-Scholes option-pricing model.

(b) The 2023 reduction in the prior year fair value of the CEO awards granted in prior fiscal years reflects certain award modifications related to Mr. Reffkin forfeiting his two performance based RSU awards in December of 2023.

Non-PEO NEO Average Total Compensation Amount	$ 2,969,135	2,871,847	2,442,874
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,012,025	(1,132,030)	25,732
Adjustment to Non-PEO NEO Compensation Footnote	2) None of our NEOs participate in a pension plan; therefore, we did not report a change in pension value for any of the years reflected in this table, and a deduction from the Summary Compensation Table total related to pension value is not needed. A reconciliation of Total Compensation from the Summary Compensation Table to compensation actually paid to our CEO and our other NEOs (as an average) is shown below:

	2023		2022		2021
Adjustments:	CEO	Average of Non-CEO NEOs	CEO	Average of Non-CEO NEOs	CEO	Average of Non-CEO NEOs
Total Compensation as reported in Summary Compensation Table (SCT)	$7,678,320	$2,969,135	$411,156	$2,871,847	$89,915,376	$2,442,874
Adjustments for stock and option awards (a):
(Subtraction): Stock and option awards amounts as reported in SCT	—	(2,220,641)	—	(1,840,102)	(89,151,583)	(1,139,476)
Addition: Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end	—	298,796	—	698,361	38,354,418	589,016
Addition (Subtraction): Change in fair value of awards from prior fiscal year and to the fiscal year end which were granted in any prior fiscal year that are outstanding and unvested at year end	—	601,264	(76,784,671)	(1,049,169)	(57,562,295)	(2,462,169)
Addition: Vesting date fair value of awards granted and vesting during such year	—	951,797	—	312,886	—	153,634
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year	1,711,614	683,500	(10,057,476)	(1,081,263)	47,831,841	441,853
(Subtraction): Fair value at end of prior year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during such year(b)	(4,770,943)	(271,826)	—	(1,044,590)	—	—
Addition: Dividends or other earnings paid on stock or option awards in the covered year prior to vesting if not otherwise included in the total compensation for the covered year	—	—	—	—	—	—
Compensation Actually Paid (as calculated)	$4,618,991	$3,012,025	$(86,430,991)	$(1,132,030)	$29,387,757	$25,732
(a) The fair values of the stock and option awards were calculated using valuation assumptions in accordance with ASC 718 including: (i) the fair value of RSU awards was calculated using the closing price of our common stock as of the last day of the applicable year or on the date of vesting, as applicable; (ii) the fair value of performance based vesting awards was estimated using a Monte Carlo Simulation method; and (iii) the fair value of options was estimated using the Black-Scholes option-pricing model.

(b) The 2023 reduction in the prior year fair value of the CEO awards granted in prior fiscal years reflects certain award modifications related to Mr. Reffkin forfeiting his two performance based RSU awards in December of 2023.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Total Shareholder Return
We present our CEO's and average non-CEO NEO's pay for 2021, 2022 and 2023 in comparison with the TSR on a hypothetical $100 investment in our stock made on April 1, 2021 and the hypothetical $100 investment in our peer group's stock as of the same date. We then show how our return and the peer group changed over time so that you can view the change in pay with the change in return.

Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income (Loss) We present our CEO's and non-CEO NEO’s pay for 2021, 2022 and 2023 in comparison with the Company’s net loss over the same periods.
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and Free Cash Flow We present our CEO's and non-CEO NEO’s pay for 2021, 2022 and 2023 in comparison with the Company’s Free Cash Flow over the same periods.
Tabular List, Table

Free cash flow
Adjusted EBITDA
Non-GAAP OPEX
Stock Price
Addition of agents per quarter

Total Shareholder Return Amount	$ 18.66	11.56	45.11
Peer Group Total Shareholder Return Amount	34.36	23.05	67.17
Net Income (Loss)	$ (321,300,000)	$ (601,500,000)	$ (494,100,000)
Company Selected Measure Amount	(37,100,000)	(361,800,000)	(78,700,000)
PEO Name	Robert Reffkin
Additional 402(v) Disclosure
(3) The names of the non-CEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, Kalani Reelitz, Greg Hart and Bradley Serwin; (ii) for 2022, Kristen Ankerbrandt, Kalani Reelitz, Greg Hart, Neda Navab, Priyanka Singh, Joseph Sirosh and Danielle Wilkie; and (iii) for 2021, Kristen Ankerbrandt, Greg Hart, Neda Navab and Priyanka Singh.
(4) The amounts disclosed represent the value of an investment of $100 in Compass common stock at the end of each period presented assuming the investment was made on April 1, 2021, which was the date of the Company's IPO.
Analysis of the Information Presented in the Pay Versus Performance Table
While we utilize several performance measures to align executive compensation with performance, all of those measures are not presented in the Pay versus Performance table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as defined by SEC rules) for a particular year. In accordance with Item 402(v) of Regulation S-K, we are providing the following graphic descriptions of the relationships between information presented in the Pay Versus Performance table.
In particular, our CEO’s compensation actually paid, as reported in the Pay Versus Performance table, ranged from almost $29.4 million in 2021 to approximately negative $86.4 million in 2022 and then positive $4.6 million in 2023, whereas compensation actually realized, meaning cash compensation and the value of equity as vested, was $76.7 million in 2021, $11.5 million in 2022 and $14.4 million in 2023. The majority of the compensation realized in 2021 was the value of equity grants that vested upon our IPO. Compensation actually paid as reported in the Pay Versus Performance table in 2022 is a large negative number due to stock price declines. Stock price declines decrease the value of outstanding RSUs and also decrease the probability of the performance awards vesting. Additionally, in December 2023, Mr. Reffkin forfeited his performance based RSU awards, which resulted in award modifications, which impacted compensation actually paid to our CEO in 2023.

PEO Actually Realized Compensation Amount	$ 14,400,000	$ 11,500,000	$ 76,700,000
Measure:: 1
Pay vs Performance Disclosure
Name	Free cash flow
Non-GAAP Measure Description
(6) Our Company-selected measure is Free Cash Flow, which is the measure we believe represents the most important financial performance not otherwise presented in the table above that we use to link compensation actually paid to our NEOs for fiscal 2023 to our Company’s performance. Free Cash Flow is a non-GAAP financial measure that represents net cash used in operating activities less capital expenditures.
Adjusted EBITDA is a non-GAAP financial measure that represents our net loss attributable to Compass, Inc. adjusted for depreciation and amortization, investment income, net interest expense, stock-based compensation expense, benefit from income taxes and other items.
Non-GAAP OPEX is a non-GAAP financial measure that represents operating expenses excluding Commissions and other related expenses, Depreciation and amortization, Stock-based compensation and other expenses excluded from the Company’s calculation of Adjusted EBITDA.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Non-GAAP OPEX
Measure:: 4
Pay vs Performance Disclosure
Name	Stock Price
Measure:: 5
Pay vs Performance Disclosure
Name	Addition of agents per quarter
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	0	(89,151,583)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	38,354,418
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(76,784,671)	(57,562,295)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,711,614	(10,057,476)	47,831,841
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,770,943)	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,220,641)	(1,840,102)	(1,139,476)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	298,796	698,361	589,016
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	601,264	(1,049,169)	(2,462,169)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	951,797	312,886	153,634
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	683,500	(1,081,263)	441,853
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(271,826)	(1,044,590)	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0